Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0001692427
Registrant Name	NCS Multistage Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES